OTHER NON-CURRENT ASSETS (Tables)	9 Months Ended
Sep. 30, 2017
OTHER NON-CURRENT ASSETS [Abstract]
Other non-current assets
All amounts in USD '000	September 30, 2017	December 31, 2016
Other	477	487
Long term-deposits (Restricted Cash)	0	10,000
Total	477	10,487